Intangible Assets - Summary of Intangible Assets (Details) - USD ($)	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Disclosure Of Intangible Assets [Line Items]
Beginning balance	$ 7,903,840
Impairment loss		$ (1,907,503)
Ending balance	16,109,090	7,903,840
Carrying Amounts
Disclosure Of Intangible Assets [Line Items]
Beginning balance	9,962,159	300,149
Additions	7,273,566	9,662,010
Acquired through business combination	2,594,968
Ending balance	19,830,693	9,962,159
Accumulated Amortisation
Disclosure Of Intangible Assets [Line Items]
Beginning balance	150,816	9,172
Amortisation for the year	1,663,284	141,644
Ending balance	1,814,100	150,816
Accumulated impairment [member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	1,907,503
Impairment loss		1,907,503
Ending balance	1,907,503	1,907,503
IT Platform
Disclosure Of Intangible Assets [Line Items]
Beginning balance	7,885,709
Ending balance	6,542,332	7,885,709
IT Platform | Carrying Amounts
Disclosure Of Intangible Assets [Line Items]
Beginning balance	9,944,028	300,149
Additions		9,457,562
Reclassification to IT platform		186,317
Ending balance	9,944,028	9,944,028
IT Platform | Accumulated Amortisation
Disclosure Of Intangible Assets [Line Items]
Beginning balance	150,816	9,172
Amortisation for the year	1,343,377	141,644
Ending balance	1,494,193	150,816
IT Platform | Accumulated impairment [member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	1,907,503
Impairment loss		1,907,503
Ending balance	1,907,503	1,907,503
Software
Disclosure Of Intangible Assets [Line Items]
Ending balance	4,014,934
Software | Carrying Amounts
Disclosure Of Intangible Assets [Line Items]
Additions	3,200,000
Acquired through business combination	977,921
Ending balance	4,177,921
Software | Accumulated Amortisation
Disclosure Of Intangible Assets [Line Items]
Amortisation for the year	162,987
Ending balance	162,987
License
Disclosure Of Intangible Assets [Line Items]
Ending balance	221,660
License | Carrying Amounts
Disclosure Of Intangible Assets [Line Items]
Acquired through business combination	265,992
Ending balance	265,992
License | Accumulated Amortisation
Disclosure Of Intangible Assets [Line Items]
Amortisation for the year	44,332
Ending balance	44,332
Development Costs
Disclosure Of Intangible Assets [Line Items]
Beginning balance	18,131
Ending balance	4,091,697	18,131
Development Costs | Carrying Amounts
Disclosure Of Intangible Assets [Line Items]
Beginning balance	18,131
Additions	4,073,566	204,448
Reclassification to IT platform		(186,317)
Ending balance	4,091,697	$ 18,131
Business Relationships
Disclosure Of Intangible Assets [Line Items]
Ending balance	259,515
Business Relationships | Carrying Amounts
Disclosure Of Intangible Assets [Line Items]
Acquired through business combination	283,107
Ending balance	283,107
Business Relationships | Accumulated Amortisation
Disclosure Of Intangible Assets [Line Items]
Amortisation for the year	23,592
Ending balance	23,592
Brand Name
Disclosure Of Intangible Assets [Line Items]
Ending balance	978,952
Brand Name | Carrying Amounts
Disclosure Of Intangible Assets [Line Items]
Acquired through business combination	1,067,948
Ending balance	1,067,948
Brand Name | Accumulated Amortisation
Disclosure Of Intangible Assets [Line Items]
Amortisation for the year	88,996
Ending balance	$ 88,996